Summary of Principal Accounting Policies - Schedule of Financial Assets and Liabilities Measured (Details) - Fair Value, Recurring [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement [Line Items]
Wealth management products		¥ 10,475
Equity securities with readily determinable fair value		28,355,681
Available-for-sale debt investment	¥ 103,709,272	103,709,272
Total	103,709,272	132,075,428
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurement [Line Items]
Wealth management products
Equity securities with readily determinable fair value		28,355,681
Available-for-sale debt investment
Total		28,355,681
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurement [Line Items]
Wealth management products		10,475
Equity securities with readily determinable fair value
Available-for-sale debt investment
Total		10,475
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurement [Line Items]
Wealth management products
Equity securities with readily determinable fair value
Available-for-sale debt investment	103,709,272	103,709,272
Total	¥ 103,709,272	¥ 103,709,272